NET FEE AND COMMISSION INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of fee and commission income (expense) [Abstract]
NET FEE AND COMMISSION INCOME
NOTE 6: NET FEE AND COMMISSION INCOME

	2020	2019	2018
	£m	£m	£m
Fee and commission income:
Current accounts	615	659	650
Credit and debit card fees	748	982	993
Commercial banking and treasury fees	274	248	305
Unit trust and insurance broking	146	206	221
Private banking and asset management	6	69	97
Factoring	76	103	83
Other fees and commissions	443	489	499
Total fee and commission income	2,308	2,756	2,848
Fee and commission expense	(1,148)	(1,350)	(1,386)
Net fee and commission income	1,160	1,406	1,462
Fees and commissions which are an integral part of the effective interest rate form part of net interest income shown in note 5. Fees and commissions relating to instruments that are held at fair value through profit or loss are included within net trading income shown in note 7.
At 31 December 2020, the Group held on its balance sheet £243 million (31 December 2019: £293 million) in respect of services provided to customers and £99 million (31 December 2019: £140 million) in respect of amounts received from customers for services to be provided after the balance sheet date. Current unsatisfied performance obligations amount to £191 million (31 December 2019: £270 million); the Group expects to receive substantially all of this revenue by 2023.
Income recognised during the year included £22 million (31 December 2019: £54 million) in respect of amounts included in the contract liability balance at the start of the year and £13 million (31 December 2019: £9 million) in respect of amounts from performance obligations satisfied in previous years.
The most significant performance obligations undertaken by the Group are in respect of current accounts, the provision of other banking services for commercial customers and credit and debit card services.
In respect of current accounts, the Group receives fees for the provision of bank account and transaction services such as ATM services, fund transfers, overdraft facilities and other value-added offerings.
For commercial customers, alongside its provision of current accounts, the Group provides other corporate banking services including factoring and commitments to provide loan financing. Loan commitment fees are included in fees and commissions where the loan is not expected to be drawn down by the customer.
The Group receives interchange and merchant fees, together with fees for overseas use and cash advances, for provision of card services to cardholders and merchants.